Equity (Details Narrative)	Apr. 15, 2020 $ / shares shares
Tradigital Marketing Group, Inc [Member]
Class of Stock [Line Items]
Ordinary shares issued pursuant to service agreement | shares	12,500
Price per share | $ / shares	$ 3.51
ARC Group Ltd [Member]
Class of Stock [Line Items]
Ordinary shares issued pursuant to service agreement | shares	31,818
Price per share | $ / shares	$ 3.51